Long-Term Debt Maturity Schedule (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Debt Disclosure [Abstract]
2013	$ 3.8
2014	3.0
2015	53.0
2016	3.0
2017	285.0
Thereafter	361.6
Aggregate maturities	709.4
Less: unamortized discounts	(2.5)
Total before unamortized discount	$ 706.9	[1]	$ 707.0	[1]

[1]	Book values include unamortized discounts, where applicable.